Leases (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Leases Details 2
2015	$ 1,249
2016	1,249
2017	1,332
2018	1,374
2019	1,374
2020	458
Total	$ 7,036